Group employees	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Group employees
29 Group employees (revised)
The average number of persons employed by the Group and its associates during the year, including Directors, was 77,951 (2021: 82,868).

	2022 Number	2021 Number
U.S.	4,274	4,789
AME	34,162	35,092
APMEA	13,641	14,484
Subsidiary undertakings	52,077	54,365
Associates	25,874	28,503
	77,951	82,868
Included within the employee numbers for AME are certain employees in the UK in respect of central functions. Some of the costs of these employees are allocated or charged to the various regions and markets in the Group.